Hotchkis & Wiley Small Cap Diversified Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Aerospace & Defense - 0.5%
AerSale Corp. (a)	307,700	$2,304,673
National Presto Industries, Inc.	12,814	1,126,479
		3,431,152

Automobile Components - 2.3%
Adient PLC (a)	206,605	2,656,940
Fox Factory Holding Corp. (a)	97,800	2,282,652
Gentex Corp.	136,900	3,189,770
Goodyear Tire & Rubber Co. (a)	199,200	1,840,608
Lear Corp.	36,200	3,193,564
Phinia, Inc.	34,000	1,442,620
Visteon Corp. (a)	39,700	3,081,514
		17,687,668

Automobiles - 0.7%
Harley-Davidson, Inc.	128,200	3,237,050
Thor Industries, Inc.	25,500	1,933,155
		5,170,205

Banks - 22.3%
1st Source Corp.	39,086	2,337,734
Amerant Bancorp, Inc.	110,900	2,288,976
Arrow Financial Corp.	30,200	793,958
Associated Banc-Corp.	100,300	2,259,759
Banc of California, Inc.	178,218	2,528,913
Bank of Marin Bancorp	33,600	741,552
BankUnited, Inc.	77,080	2,654,635
BayCom Corp.	36,300	913,671
Berkshire Hills Bancorp, Inc.	96,300	2,512,467
Bridgewater Bancshares, Inc. (a)	74,590	1,036,055
Brookline Bancorp, Inc.	327,099	3,565,379
Burke & Herbert Financial Services Corp.	26,200	1,470,082
California BanCorp (a)	53,200	762,356
Camden National Corp.	36,816	1,489,943
Capital Bancorp, Inc.	26,700	756,411
Capitol Federal Financial, Inc.	554,500	3,105,200
Carter Bankshares, Inc. (a)	53,100	859,158
Cathay General Bancorp	36,032	1,550,457
Central Pacific Financial Corp.	84,540	2,285,962
Civista Bancshares, Inc.	39,000	762,060
CNB Financial Corp./PA	65,500	1,457,375
Columbia Banking System, Inc.	90,100	2,247,094
Community Trust Bancorp, Inc.	37,700	1,898,572
ConnectOne Bancorp, Inc.	148,100	3,600,311
Dime Community Bancshares, Inc.	50,600	1,410,728
Eagle Bancorp, Inc.	151,730	3,186,330
Enterprise Financial Services Corp.	41,500	2,230,210
Evans Bancorp, Inc.	19,200	748,224
Farmers National Banc Corp.	39,271	512,487
Financial Institutions, Inc.	90,761	2,265,395
First Busey Corp.	245,551	5,303,902
First Financial Corp.	32,763	1,604,732
First Foundation, Inc.	407,397	2,114,390
First Hawaiian, Inc.	121,640	2,972,882
First Internet Bancorp	35,459	949,592
First Interstate BancSystem, Inc. - Class A	84,400	2,418,060
First Merchants Corp.	22,302	901,893
First Mid Bancshares, Inc.	24,100	841,090
First of Long Island Corp.	65,380	807,443
Five Star Bancorp	12,200	339,160
Flagstar Financial, Inc.	268,800	3,123,456
Flushing Financial Corp.	216,518	2,749,779
Great Southern Bancorp, Inc.	28,210	1,561,988
Hanmi Financial Corp.	132,157	2,994,678
Heritage Commerce Corp.	335,300	3,192,056
Heritage Financial Corp./WA	79,300	1,929,369
Hilltop Holdings, Inc.	109,300	3,328,185
Hingham Institution For Savings (b)	9,700	2,306,660
Home Bancorp, Inc.	19,700	882,560
HomeStreet, Inc. (a)	52,600	617,524
Hope Bancorp, Inc.	306,733	3,211,494
Horizon Bancorp, Inc./IN	165,200	2,491,216
Independent Bank Corp.	42,400	2,656,360
Kearny Financial Corp./MD	291,400	1,824,164
Live Oak Bancshares, Inc.	40,400	1,077,064
Mercantile Bank Corp.	34,000	1,476,960
Mid Penn Bancorp, Inc.	28,800	746,208
Midland States Bancorp, Inc.	78,400	1,342,208
MidWestOne Financial Group, Inc.	65,094	1,927,433
NB Bancorp, Inc. (a)	143,300	2,589,431
Northeast Bank	6,520	596,841
Northfield Bancorp, Inc.	242,107	2,641,387
Northrim BanCorp, Inc.	17,570	1,286,475
OceanFirst Financial Corp.	188,210	3,201,452
Origin Bancorp, Inc.	64,300	2,229,281
Pacific Premier Bancorp, Inc.	130,214	2,776,162
Peapack-Gladstone Financial Corp.	71,400	2,027,760
Peoples Financial Services Corp.	16,000	711,520
Preferred Bank/Los Angeles CA	36,800	3,078,688
Provident Financial Services, Inc.	187,772	3,224,045
RBB Bancorp	53,432	881,628
Shore Bancshares, Inc.	64,512	873,492
Sierra Bancorp	37,800	1,053,864
Simmons First National Corp. - Class A	147,100	3,019,963
South Plains Financial, Inc.	26,500	877,680
Southern Missouri Bancorp, Inc.	28,300	1,472,166
Tompkins Financial Corp.	28,420	1,789,892
Towne Bank/Portsmouth VA	27,400	936,806
TriCo Bancshares	57,000	2,278,290
TrustCo Bank Corp. NY	89,992	2,742,956
Univest Financial Corp.	81,230	2,303,683
Valley National Bancorp	246,700	2,193,163
Veritex Holdings, Inc.	124,000	3,096,280
WaFd, Inc.	100,834	2,881,836
Washington Trust Bancorp, Inc.	93,930	2,898,680
WesBanco, Inc.	95,488	2,956,308
		168,543,689

Beverages - 0.1%
MGP Ingredients, Inc.	22,400	658,112

Building Products - 2.1%
American Woodmark Corp. (a)	28,500	1,676,655
Apogee Enterprises, Inc.	50,600	2,344,298
Armstrong World Industries, Inc.	11,160	1,572,221
AZZ, Inc.	6,030	504,168
Insteel Industries, Inc.	65,100	1,712,130
Janus International Group, Inc. (a)	415,400	2,990,880
JELD-WEN Holding, Inc. (a)	295,100	1,761,747
Resideo Technologies, Inc. (a)	178,800	3,164,760
		15,726,859

Capital Markets - 1.0%
Diamond Hill Investment Group, Inc.	10,900	1,556,956
Federated Hermes, Inc.	86,800	3,538,836
Virtus Investment Partners, Inc.	16,100	2,774,996
		7,870,788

Chemicals - 2.0%
AdvanSix, Inc.	56,600	1,281,990
American Vanguard Corp.	147,300	648,120
Cabot Corp.	19,500	1,621,230
Ecovyst, Inc. (a)	428,900	2,659,180
Huntsman Corp.	198,800	3,139,052
Ingevity Corp. (a)	39,100	1,547,969
Innospec, Inc.	15,600	1,478,100
Olin Corp.	120,400	2,918,496
		15,294,137

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	48,500	2,296,960
Brady Corp. - Class A	11,400	805,296
Brink's Co.	34,100	2,938,056
Ennis, Inc.	41,500	833,735
Healthcare Services Group, Inc. (a)	313,200	3,157,056
Interface, Inc.	26,740	530,522
MillerKnoll, Inc.	156,000	2,985,840
Steelcase, Inc. - Class A	234,400	2,569,024
UniFirst Corp./MA	7,700	1,339,800
		17,456,289

Communications Equipment - 0.1%
Aviat Networks, Inc. (a)	39,200	751,464

Construction & Engineering - 0.6%
Fluor Corp. (a)	86,700	3,105,594
Tutor Perini Corp. (a)	48,641	1,127,498
		4,233,092

Construction Materials - 0.2%
Knife River Corp. (a)	16,400	1,479,444

Consumer Finance - 1.1%
Bread Financial Holdings, Inc.	48,350	2,421,368
Navient Corp.	214,660	2,711,156
SLM Corp.	95,190	2,795,730
		7,928,254

Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	55,300	2,374,029

Containers & Packaging - 1.4%
Myers Industries, Inc.	209,600	2,500,528
Silgan Holdings, Inc.	47,400	2,423,088
Sonoco Products Co.	71,900	3,396,556
TriMas Corp.	88,800	2,080,584
		10,400,756

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	5,380	541,443
Laureate Education, Inc. (a)	87,200	1,783,240
		2,324,683

Electric Utilities - 1.2%
Otter Tail Corp.	25,990	2,088,816
Portland General Electric Co.	79,100	3,527,860
TXNM Energy, Inc.	69,002	3,690,227
		9,306,903

Electrical Equipment - 1.6%
Atkore, Inc.	36,100	2,165,639
NEXTracker, Inc. - Class A (a)	75,200	3,168,928
Sensata Technologies Holding PLC	134,500	3,264,315
Thermon Group Holdings, Inc. (a)	115,143	3,206,733
		11,805,615

Electronic Equipment, Instruments & Components - 4.7%
Arrow Electronics, Inc. (a)	28,700	2,979,921
Avnet, Inc.	67,880	3,264,349
Belden, Inc.	7,400	741,850
Crane NXT Co.	53,500	2,749,900
ePlus, Inc. (a)	36,580	2,232,477
IPG Photonics Corp. (a)	48,400	3,055,976
Itron, Inc. (a)	12,250	1,283,310
Kimball Electronics, Inc. (a)	99,200	1,631,840
Methode Electronics, Inc.	435,800	2,780,404
OSI Systems, Inc. (a)	8,300	1,613,022
PC Connection, Inc.	13,100	817,702
Plexus Corp. (a)	25,623	3,283,075
Sanmina Corp. (a)	16,455	1,253,542
ScanSource, Inc. (a)	88,400	3,006,484
Vishay Intertechnology, Inc.	196,726	3,127,944
Vontier Corp.	44,100	1,448,685
		35,270,481

Energy Equipment & Services - 3.5%
Cactus, Inc. - Class A	43,600	1,998,188
Core Laboratories, Inc.	102,600	1,537,974
Expro Group Holdings NV (a)	249,503	2,480,060
Innovex International, Inc. (a)	196,900	3,536,324
Liberty Energy, Inc.	146,850	2,324,635
National Energy Services Reunited Corp. (a)	270,900	1,993,824
NOV, Inc.	221,400	3,369,708
Oil States International, Inc. (a)	256,100	1,318,915
ProFrac Holding Corp. - Class A (a)(b)	240,000	1,821,600
ProPetro Holding Corp. (a)	292,100	2,146,935
RPC, Inc.	395,800	2,176,900
Select Water Solutions, Inc.	200,800	2,108,400
		26,813,463

Financial Services - 4.1%
Cass Information Systems, Inc.	39,700	1,717,025
Enact Holdings, Inc.	95,700	3,325,575
Essent Group Ltd.	59,300	3,422,796
Euronet Worldwide, Inc. (a)	35,500	3,793,175
International Money Express, Inc. (a)	139,200	1,756,704
Merchants Bancorp/IN	79,500	2,941,500
MGIC Investment Corp.	83,740	2,075,077
NMI Holdings, Inc. (a)	66,500	2,397,325
Radian Group, Inc.	87,280	2,886,350
Western Union Co.	303,200	3,207,856
WEX, Inc. (a)(b)	23,100	3,627,162
		31,150,545

Food Products - 0.9%
Hain Celestial Group, Inc. (a)	367,900	1,526,785
John B Sanfilippo & Son, Inc.	33,000	2,338,380
WK Kellogg Co.	162,100	3,230,653
		7,095,818

Gas Utilities - 1.9%
MDU Resources Group, Inc.	189,600	3,206,136
Northwest Natural Holding Co.	89,300	3,814,896
Southwest Gas Holdings, Inc.	49,100	3,525,380
Spire, Inc.	47,373	3,706,937
		14,253,349

Ground Transportation - 0.4%
Heartland Express, Inc.	148,200	1,366,404
Marten Transport Ltd.	56,000	768,320
Schneider National, Inc. - Class B	29,000	662,650
		2,797,374

Health Care Equipment & Supplies - 1.2%
Envista Holdings Corp. (a)	78,600	1,356,636
Inmode Ltd. (a)	187,800	3,331,572
LivaNova PLC (a)	71,400	2,804,592
Utah Medical Products, Inc.	25,900	1,451,436
		8,944,236

Health Care Providers & Services - 0.9%
Acadia Healthcare Co., Inc. (a)	60,200	1,825,264
Astrana Health, Inc. (a)	48,200	1,494,682
Concentra Group Holdings Parent, Inc.	63,831	1,385,133
National Research Corp.	37,200	476,160
Select Medical Holdings Corp.	79,100	1,320,970
		6,502,209

Hotels, Restaurants & Leisure - 3.1%
Accel Entertainment, Inc. (a)	143,000	1,418,560
Bloomin' Brands, Inc.	275,005	1,971,786
Dave & Buster's Entertainment, Inc. (a)	31,600	555,212
Denny's Corp. (a)	409,100	1,501,397
El Pollo Loco Holdings, Inc. (a)	173,100	1,782,930
Hilton Grand Vacations, Inc. (a)	70,200	2,626,182
International Game Technology PLC	175,000	2,845,500
Marriott Vacations Worldwide Corp.	39,200	2,518,208
Monarch Casino & Resort, Inc.	19,700	1,531,675
Papa John's International, Inc.	21,900	899,652
Travel + Leisure Co.	61,000	2,823,690
United Parks & Resorts, Inc. (a)	70,100	3,186,746
		23,661,538

Household Durables - 2.1%
Beazer Homes USA, Inc. (a)	26,500	540,335
Century Communities, Inc.	16,196	1,086,752
Green Brick Partners, Inc. (a)	22,900	1,335,299
Helen of Troy Ltd. (a)	65,500	3,503,595
KB Home	22,100	1,284,452
Legacy Housing Corp. (a)	65,000	1,639,300
Leggett & Platt, Inc.	254,200	2,010,722
LGI Homes, Inc. (a)	17,000	1,129,990
M/I Homes, Inc. (a)	11,173	1,275,733
Tri Pointe Homes, Inc. (a)	64,207	2,049,487
		15,855,665

Household Products - 0.5%
Central Garden & Pet Co. (a)	51,100	1,873,326
Energizer Holdings, Inc.	58,700	1,756,304
		3,629,630

Insurance - 4.7%
Ambac Financial Group, Inc. (a)	146,700	1,283,625
Assured Guaranty Ltd.	18,180	1,601,658
CNO Financial Group, Inc.	67,706	2,819,955
Employers Holdings, Inc.	51,435	2,604,669
F&G Annuities & Life, Inc.	61,900	2,231,495
Hanover Insurance Group, Inc.	15,500	2,696,225
Horace Mann Educators Corp.	74,614	3,188,256
Kemper Corp.	55,400	3,703,490
Lincoln National Corp.	56,000	2,010,960
Mercury General Corp.	16,700	933,530
ProAssurance Corp. (a)	134,300	3,135,905
Selective Insurance Group, Inc.	20,000	1,830,800
Stewart Information Services Corp.	37,800	2,697,030
United Fire Group, Inc.	43,100	1,269,726
White Mountains Insurance Group Ltd.	1,900	3,659,039
		35,666,363

Interactive Media & Services - 0.5%
Shutterstock, Inc. (b)	110,500	2,058,615
ZoomInfo Technologies, Inc. (a)	179,100	1,791,000
		3,849,615

IT Services - 0.3%
ASGN, Inc. (a)	37,200	2,344,344

Leisure Products - 1.1%
Brunswick Corp./DE	51,600	2,778,660
JAKKS Pacific, Inc.	34,667	855,235
Johnson Outdoors, Inc. - Class A	50,600	1,256,904
Polaris, Inc.	75,500	3,090,970
		7,981,769

Machinery - 5.0%
Albany International Corp. - Class A	42,600	2,941,104
Atmus Filtration Technologies, Inc.	72,990	2,680,923
Blue Bird Corp. (a)	46,000	1,489,020
Columbus McKinnon Corp./NY	74,000	1,252,820
Douglas Dynamics, Inc.	100,500	2,334,615
Gates Industrial Corp. PLC (a)	121,500	2,236,815
Greenbrier Cos., Inc.	52,489	2,688,487
Hillenbrand, Inc.	108,920	2,629,329
Kennametal, Inc.	69,700	1,484,610
L B Foster Co. - Class A (a)	43,500	856,080
Lindsay Corp.	21,400	2,707,528
Miller Industries, Inc./TN	21,920	928,750
Proto Labs, Inc. (a)	38,600	1,352,544
REV Group, Inc.	24,680	779,888
Tennant Co.	30,000	2,392,500
Timken Co.	41,900	3,011,353
Wabash National Corp.	239,282	2,644,066
Worthington Enterprises, Inc.	61,400	3,075,526
		37,485,958

Media - 0.7%
Emerald Holding, Inc.	169,050	664,366
National CineMedia, Inc.	132,100	771,464
Stagwell, Inc. (a)	269,000	1,627,450
TEGNA, Inc.	141,767	2,582,995
		5,646,275

Metals & Mining - 0.2%
Constellium SE (a)	122,500	1,236,025

Multi-Utilities - 1.7%
Avista Corp.	95,861	4,013,700
Black Hills Corp.	61,900	3,754,235
Northwestern Energy Group, Inc.	65,700	3,802,059
Unitil Corp.	28,300	1,632,627
		13,202,621

Oil, Gas & Consumable Fuels - 6.4%
Baytex Energy Corp.	1,276,742	2,847,135
California Resources Corp.	35,690	1,569,289
Crescent Energy Co. - Class A	317,145	3,564,710
CVR Energy, Inc.	145,900	2,830,460
Delek US Holdings, Inc.	180,800	2,724,656
Excelerate Energy, Inc. - Class A	65,500	1,878,540
International Seaways, Inc.	36,700	1,218,440
Kosmos Energy Ltd. (a)	1,142,313	2,604,474
Murphy Oil Corp.	99,500	2,825,800
NextDecade Corp. (a)	433,800	3,374,964
Northern Oil & Gas, Inc.	93,760	2,834,365
Par Pacific Holdings, Inc. (a)	208,300	2,970,358
PBF Energy, Inc. - Class A	113,200	2,160,988
REX American Resources Corp. (a)	76,800	2,885,376
Talos Energy, Inc. (a)	360,900	3,507,948
VAALCO Energy, Inc.	727,900	2,736,904
Vital Energy, Inc. (a)	108,700	2,306,614
World Kinect Corp.	127,524	3,616,580
		48,457,601

Paper & Forest Products - 0.3%
Mercer International, Inc.	142,600	876,990
Sylvamo Corp.	21,900	1,468,833
		2,345,823

Passenger Airlines - 0.1%
Sun Country Airlines Holdings, Inc. (a)	71,600	882,112

Personal Care Products - 0.3%
Edgewell Personal Care Co.	51,300	1,601,073
Interparfums, Inc.	6,500	740,155
		2,341,228

Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc. (a)	63,500	1,840,865
ANI Pharmaceuticals, Inc. (a)	28,500	1,908,075
SIGA Technologies, Inc. (a)	295,900	1,621,532
		5,370,472

Professional Services - 3.3%
Forrester Research, Inc. (a)	47,000	434,280
Franklin Covey Co. (a)	22,700	626,974
Heidrick & Struggles International, Inc.	62,070	2,658,458
Huron Consulting Group, Inc. (a)	6,800	975,460
Insperity, Inc.	37,500	3,346,125
Kforce, Inc.	61,900	3,026,291
Korn Ferry	42,146	2,858,763
ManpowerGroup, Inc.	60,100	3,478,588
Maximus, Inc.	49,000	3,341,310
Resources Connection, Inc.	294,385	1,925,278
Science Applications International Corp.	8,100	909,387
TrueBlue, Inc. (a)	324,300	1,722,033
		25,302,947

Real Estate Management & Development - 0.8%
Cushman & Wakefield PLC (a)	240,730	2,460,261
Douglas Elliman, Inc. (a)	434,900	748,028
Marcus & Millichap, Inc.	45,100	1,553,695
RMR Group, Inc. - Class A	69,100	1,150,515
		5,912,499

Semiconductors & Semiconductor Equipment - 0.8%
Cirrus Logic, Inc. (a)	8,200	817,171
Diodes, Inc. (a)	55,249	2,385,099
Photronics, Inc. (a)	149,740	3,108,603
		6,310,873

Software - 0.3%
Adeia, Inc.	170,800	2,257,976

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	35,100	1,376,271
Asbury Automotive Group, Inc. (a)	5,654	1,248,629
Group 1 Automotive, Inc.	4,998	1,908,986
Haverty Furniture Cos., Inc.	122,500	2,415,700
MarineMax, Inc. (a)	56,900	1,223,350
OneWater Marine, Inc. - Class A (a)	113,200	1,831,576
PetMed Express, Inc. (a)	330,300	1,383,957
Signet Jewelers Ltd.	46,900	2,723,014
Sonic Automotive, Inc. - Class A	45,750	2,605,920
		16,717,403

Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	34,000	1,390,600
G-III Apparel Group Ltd. (a)	49,090	1,342,611
Oxford Industries, Inc.	41,700	2,446,539
PVH Corp.	21,600	1,396,224
Steven Madden Ltd.	60,500	1,611,720
		8,187,694

Trading Companies & Distributors - 1.6%
Global Industrial Co.	106,857	2,393,597
McGrath RentCorp	8,900	991,460
MSC Industrial Direct Co., Inc. - Class A	43,200	3,355,344
Rush Enterprises, Inc. - Class A	51,500	2,750,615
Titan Machinery, Inc. (a)	170,200	2,900,208
		12,391,224

Water Utilities - 0.4%
SJW Group	55,500	3,035,295
TOTAL COMMON STOCKS (Cost $779,742,766)		725,343,564

REAL ESTATE INVESTMENT TRUSTS - 2.8%	Shares	Value
Diversified REITs - 0.5%
American Assets Trust, Inc.	75,400	1,518,556
Empire State Realty Trust, Inc. - Class A	326,100	2,550,102
		4,068,658

Hotel & Resort REITs - 1.0%
DiamondRock Hospitality Co.	292,700	2,259,644
Park Hotels & Resorts, Inc.	237,000	2,531,160
Pebblebrook Hotel Trust	266,700	2,701,671
		7,492,475

Mortgage REITs - 0.9%
Apollo Commercial Real Estate Finance, Inc.	201,000	1,923,570
Ares Commercial Real Estate Corp.	269,500	1,247,785
BrightSpire Capital, Inc.	300,400	1,670,224
Claros Mortgage Trust, Inc.	128,900	480,797
Granite Point Mortgage Trust, Inc.	404,300	1,051,180
		6,373,556

Real Estate Management & Development - 0.2%
Seritage Growth Properties - Class A (a)	393,348	1,270,514

Retail REITs - 0.2%
Alexander's, Inc.	8,700	1,819,692
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,365,850)		21,024,895

SHORT-TERM INVESTMENTS - 2.4%		Value
Investments Purchased with Proceeds from Securities Lending - 0.9%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (c)	6,638,928	6,638,928

Time Deposits - 1.5%	Par
JPMorgan Chase and Company, 3.68%, 04/01/2025 (d)	11,765,261	11,765,261
TOTAL SHORT-TERM INVESTMENTS (Cost $18,404,189)		18,404,189

TOTAL INVESTMENTS - 101.1% (Cost $827,512,805)		764,772,648
Liabilities in Excess of Other Assets - (1.1)%		(8,015,361)
TOTAL NET ASSETS - 100.0%		$756,757,287
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $6,488,865 which represented 0.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley Small Cap Diversified Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$725,343,564	$–	$–	$725,343,564
Real Estate Investment Trusts	21,024,895	–	–	21,024,895
Investments Purchased with Proceeds from Securities Lending	6,638,928	–	–	6,638,928
Time Deposits	–	11,765,261	–	11,765,261
Total Investments	$753,007,387	$11,765,261	$–	$764,772,648

Refer to the Schedule of Investments for further disaggregation of investment categories.